Long Term Obligations (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended					0 Months Ended					6 Months Ended			6 Months Ended	0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2013	Aug. 15, 2013 Liquidation of WGBM Note [Member] MTDC Notes [Member]	Aug. 27, 2013 2013 Exchange Agreement [Member] Convertible Promissory Note [Member]	Jun. 30, 2013 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2013 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member]	May 27, 2011 Series A2 Convertible Preferred Stock [Member] Convertible Promissory Note [Member]	May 27, 2011 Series A2 Convertible Preferred Stock [Member] Convertible Promissory Note [Member]	May 27, 2011 Series A2 Convertible Preferred Stock [Member] Convertible Promissory Note [Member]	May 27, 2011 Series A2 Convertible Preferred Stock [Member]	May 27, 2011 Series A2 Convertible Preferred Stock [Member]	Aug. 15, 2013 Parent Company [Member]	Aug. 15, 2013 MTDC [Member]	Aug. 27, 2013 Convertible Promissory Note [Member]	May 27, 2011 Convertible Promissory Note [Member]	May 27, 2011 Convertible Promissory Note [Member]	Nov. 26, 2013 WGBM Notes [Member]	Aug. 15, 2013 WGBM Notes [Member]	Jun. 30, 2014 MTDC Notes [Member]	Dec. 31, 2013 MTDC Notes [Member]	Nov. 26, 2013 MTDC Notes [Member]	Jun. 30, 2014 IntegenX Note [Member]	May 27, 2011 Convertible Promissory Note [Member]	Dec. 31, 2013 Convertible Promissory Note [Member]	Aug. 15, 2013 WGBM Notes [Member]	Jun. 30, 2014 MTDC Notes [Member]	Dec. 31, 2013 MTDC Notes [Member]	Nov. 26, 2013 MTDC Notes [Member]	Aug. 15, 2013 MTDC Notes [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount					$ 15,275,000	$ 15,275,000		$ 100,000															$ 15,275,000	$ 1,400,000	$ 6,600,000			$ 5,200,000		$ 15,275,000		$ 6,600,000	$ 5,200,000	$ 5,200,000	$ 5,200,000
Stock Issuable, Shares, Conversion of Convertible Securities (in Shares)																2,679,824
Debt Instrument, Convertible, Conversion Price (in Dollars per share)															$ 5.70	$ 5.70
Debt Conversion Convertible Instrument Shares Issuable (in Shares)																9.939
Convertible Preferred Stock Shares Issuable Upon Conversion (in Shares)																1
Proceeds from Sale of Promissory Notes Convertible Preferred Stock and Warrants Gross																						30,550,000								30,550,000
Payments of Debt Issuance Costs					2,791,359																	2,524,963								2,524,963
Proceeds from Debt, Net of Issuance Costs					30,280,111																	28,025,037								28,025,037
Debt Instrument, Interest Rate During Period																						5.00%								5.00%
Proceeds from Issuance of Debt					30,550,000																										30,550,000
Debt Instrument, Unamortized Discount					11,049,534	13,143,869			14,442,497																						14,442,497		3,366,457	3,516,058	3,543,316
Debt Instrument, Convertible, Remaining Discount Amortization Period									3 years 6 months												3 years 6 months										3 years 6 months
Unamortized Debt Issuance Expense																					832,502										832,502
Derivative, Fair Value, Net		439		439		274,928						274,928	1,931,295
Share Price (in Dollars per share)	$ 12.50	$ 39.76	$ 12.50	$ 39.76	$ 2.00	$ 29.82						$ 2.98														$ 13.08
Fair Value Assumptions, Expected Volatility Rate										148.74%		126.91%
Fair Value Assumptions, Risk Free Interest Rate										0.03%		0.13%
Fair Value Assumptions, Expected Dividend Rate										0.00%		0.00%
Fair Value Assumptions, Expected Term										1 year 149 days		1 year 332 days
Increase (Decrease) in Derivative Liabilities				(274,489)							(274,928)	(1,656,367)
Gains (Losses) on Extinguishment of Debt					(4,970,410)
Long-term Debt, Gross					17,084,894	16,537,028	5,300,000																									5,300,000	1,833,543	1,683,942
Number of Notes, Received																			14	52
Debt Instrument, Interest Rate, Effective Percentage																										17.39%	17.39%		11.60%							17.39%
Operating Leases, Rent Expense					604,558	597,261
Debt Instrument, Convertible, Number of Equity Instruments														2,679,824
Convertible Preferred Stock, Terms of Conversion																	each 99.39 shares being convertible into one share of common stock.
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)																		99.39
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)																										397,554
Notes Issued			1,100,000																										1,250,000
Debt Instrument, Maturity Date, Description																													The IntegenX Note earns simple interest at 8% per annum over its three year term, payable on the Maturity Date. It may be repaid early without premium or penalty at the Company's option at any time and it must be repaid within 45 days of the closing of an equity offering yielding the Company net cash proceeds of at least $15,000,000.
Debt Instrument, Interest Rate, Stated Percentage																													8.00%
Proceeds from Future Fund raising																													$ 15,000,000